Government Grants	12 Months Ended
Dec. 31, 2017
Disclosure of government grants [Abstract]
Disclosure of government grants [text block]
15.	Government Grants

During the year ended December 31, 2017, the Company received government grants in the amount of $250,000 (2016 - $241,000 and 2015 - $398,000). As at December 31, 2016, a receivable of $75,000 was due from the government of Newfoundland and Labrador and is presented within other receivables and prepaid expenses. There was no comparable receivable as at December 31, 2017.